Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fidelity Advisor Mid Cap II Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mid Cap II Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mid Cap II Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap II Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Mid Cap II Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Mid Cap II Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Mid Cap II Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Mid Cap II Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Mid Cap II Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mid Cap II Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Mid Cap II Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Mid Cap II Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap II Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid Cap II Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap II Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap II Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mid Cap II Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mid Cap II Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mid Cap II Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap II Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Mid Cap II Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Mid Cap II Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Mid Cap II Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Mid Cap II Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Mid Cap II Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mid Cap II Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Mid Cap II Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Mid Cap II Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap II Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid Cap II Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap II Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap II Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mid Cap II Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mid Cap II Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mid Cap II Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap II Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Mid Cap II Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Mid Cap II Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Mid Cap II Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Mid Cap II Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Mid Cap II Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mid Cap II Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Mid Cap II Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Mid Cap II Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap II Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid Cap II Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap II Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap II Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mid Cap II Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mid Cap II Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mid Cap II Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap II Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Mid Cap II Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Mid Cap II Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Mid Cap II Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Mid Cap II Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Mid Cap II Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mid Cap II Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Mid Cap II Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Mid Cap II Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap II Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid Cap II Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap II Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap II Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mid Cap II Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mid Cap II Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap II Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap II Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap II Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Mid Cap II Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap II Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Mid Cap II Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Mid Cap II Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Mid Cap II Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Mid Cap II Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Mid Cap II Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Mid Cap II Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Mid Cap II Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Mid Cap II Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Mid Cap II Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap II Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mid Cap II Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap II Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid Cap II Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Mid Cap II Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap II Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap II Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mid Cap II Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%